TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF INCOME TAX EXPENSES

The following table presents the composition of income tax expenses for the years ended March 31, 2024 and 2023:

	For the Years Ended March 31,
	2024	2023

Current income tax expense	$-	$-
Deferred income tax expense(benefits)	37,227	(83,131)
	$37,227	$(83,131)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the Hong Kong statutory rates to the Company’s effective tax rate for the years ended March 31, 2024 and 2023:

	For the Years Ended March 31,
	2024	2023
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential	-%	0.09%
Effect of tax relief	-0.91%	-0.54%
Effect of non-deductible items	0.17%	-0.13%
Effect of change in valuation allowance	-6.74%	24.15%
others	66.39%	-%
Effective tax rate	67.16%	31.82%

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets are composed of the following:

	March 31, 2024	March 31, 2023

Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$46,048	$83,014
Less: valuation allowance	-	-
Total deferred tax assets	$46,048	$83,014